Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
∎	PAY-VERSUS-PERFORMANCE
Disclosures Concerning
Pay-Versus-Performance
This disclosure is being provided as required by
the
final rules issued by the Securities and Exchange Commission on August 25, 2022, and certain measures disclosed in the table above, including “Compensation Actually Paid,” are calculated in accordance with those rules. Because these rules were issued after compensation determinations for 2022 were made, the CHCM Committee did not consider these measures (other than Revenue (constant currency adjusted)) or calculations in setting compensation for the named executive officers or for linking executive compensation with Company performance for 2022 or any prior periods. For a description of the CHCM Committee’s processes, policies, and considerations when setting compensation and evaluating performance, please see the “Compensation Discussion and Analysis” beginning on page 27.

(a)	(b)	(c)	(d)	(e)	(f)	(g)		(h)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:			Net Sales (as adjusted) (thousands) (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)	GAAP Net Income (in thousands)
2022	$12,196,680	$9,697,518	$4,438,420	$3,382,267	$85.53	$132.42	$(13,292)	$1,560,000
2021	$13,833,746	$14,132,803	$4,459,993	$4,901,370	$126.36	$149.62	$71,657	$3,777,000
2020	$8,279,886	$8,899,729	$3,122,439	$2,614,846	$105.11	$116.49	$42,625	$3,071,000

(1)
Mr. Trerotola was the Company’s PEO for the entirety of 2022, 2021 and 2020. Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$12,196,680	$13,833,746	$8,279,886
Less:
SCT – Stock Awards	5,402,485	8,807,050	4,429,992
SCT – Option Awards	1,674,597	1,549,997	1,443,739
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	4,964,465	10,720,775	6,330,558
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	(5,329,759)	(702,650)	321,309
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	4,943,214	637,979	(158,294)
Compensation Actually Paid	$9,697,518	$14,132,803	$8,899,729

(2)
For 2022, the individuals included in the
non-PEO
NEO Average were Messrs. Hix, Pryor, and Shirley and Ms. Lang. For 2021 and 2020, the individuals included were Messrs. Hix, Pryor and Shirley, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation. Average Compensation “Actually Paid” to the Company’s Non-PEO NEOs reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$4,438,420	$4,459,993	$3,122,439
Less:
SCT – Stock Awards	1,519,216	2,463,422	1,639,643
SCT – Option Awards	371,778	484,376	334,370
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	1,196,776	2,856,735	1,895,935
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	(1,334,268)	(153,300)	(159,673)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	972,333	685,740	(269,842)
Compensation Actually Paid	$3,382,267	$4,901,370	$2,614,846

(3)
The amounts set forth under the heading “Peer Group TSR” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P MidCap 400 Industrials Index, the Company’s historical benchmark that aligns with the majority of the performance periods.

(4)
While the Company considers several financial measures to be important, the CHCM Committee selected Net Sales (as adjusted) as the Company-Selected Measure for 2022. This performance measure may not have been the most important financial measure for years 2021 and 2020 and we may determine a different financial performance measure to be the Company-Selected Measure in future years.

Company Selected Measure Name	Net Sales (as adjusted)
Named Executive Officers, Footnote [Text Block]	For 2022, the individuals included in the
non-PEO
	NEO Average were Messrs. Hix, Pryor, and Shirley and Ms. Lang. For 2021 and 2020, the individuals included were Messrs. Hix, Pryor and Shirley, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation
Peer Group Issuers, Footnote [Text Block]	The amounts set forth under the heading “Peer Group TSR” reflect the year-over-year value, as of the end of the applicable fiscal year, of a hypothetical initial investment of $100 made on December 31, 2019 into the S&P MidCap 400 Industrials Index, the Company’s historical benchmark that aligns with the majority of the performance periods.
PEO Total Compensation Amount	$ 12,196,680	$ 13,833,746	$ 8,279,886
PEO Actually Paid Compensation Amount	$ 9,697,518	14,132,803	8,899,729
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Mr. Trerotola was the Company’s PEO for the entirety of 2022, 2021 and 2020. Compensation “Actually Paid” reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$12,196,680	$13,833,746	$8,279,886
Less:
SCT – Stock Awards	5,402,485	8,807,050	4,429,992
SCT – Option Awards	1,674,597	1,549,997	1,443,739
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	4,964,465	10,720,775	6,330,558
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	(5,329,759)	(702,650)	321,309
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	4,943,214	637,979	(158,294)
Compensation Actually Paid	$9,697,518	$14,132,803	$8,899,729

Non-PEO NEO Average Total Compensation Amount	$ 4,438,420	4,459,993	3,122,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,382,267	4,901,370	2,614,846
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
For 2022, the individuals included in the
non-PEO
NEO Average were Messrs. Hix, Pryor, and Shirley and Ms. Lang. For 2021 and 2020, the individuals included were Messrs. Hix, Pryor and Shirley, and Mr. Shyam Kambeyanda, who served as Executive Vice President, President and CEO of the Company’s ESAB business segment prior to the completion of the Separation. Average Compensation “Actually Paid” to the Company’s Non-PEO NEOs reported in this column is derived from the Summary Compensation Table Total for the applicable fiscal year by making the following deductions and additions:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$4,438,420	$4,459,993	$3,122,439
Less:
SCT – Stock Awards	1,519,216	2,463,422	1,639,643
SCT – Option Awards	371,778	484,376	334,370
Plus:
Fair value of awards granted during covered year that remain outstanding and unvested as of the last day of the covered year	1,196,776	2,856,735	1,895,935
Change in fair value as of the last day of the covered year of outstanding and unvested awards granted in prior years	(1,334,268)	(153,300)	(159,673)
Change in fair value as of the vesting date of awards granted in prior years that vested during the covered year	972,333	685,740	(269,842)
Compensation Actually Paid	$3,382,267	$4,901,370	$2,614,846

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Enovis Total Shareholder Return (“TSR”) and “Compensation Actually Paid”
During 2022, the “Compensation Actually Paid” to our PEO and our non-PEO NEOs (on average) decreased from the prior year, as did the Company’s TSR. This relationship can be partially attributed to the Company’s use of relative TSR as a metric for its PRSU awards during the disclosed period. Further, because a significant portion of NEO compensation is granted through PSUs or RSUs which track the Company share price, if the Company’s stock price decreases (and TSR likewise decreases), the value of a NEO’s long-term incentives will generally decrease proportionately. Similarly, as the Company’s stock price increases, the value of a NEO’s long-term incentives will generally increase proportionately, as was the case in 2021, where an increase in “Compensation Actually Paid” was accompanied by a corresponding increase in TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements are indirectly tracked through our use of certain non-GAAP
metrics in our annual incentive plan, which included Adjusted EBITDA in 2022, and Adjusted EBITA and Adjusted EPS in 2021 and 2020. Accordingly, “Compensation Actually Paid” includes bonuses earned in 2022, 2021 and 2020 that were based in part on the Company’s achievement against Adjusted EBITDA, Adjusted EBITA and Adjusted EPS targets.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Net Sales (as adjusted) and “Compensation Actually Paid”
Net Sales (as adjusted) represents actual U.S. GAAP sales excluding unbudgeted acquisitions. Net Sales (as adjusted) has served as a key financial performance measure (40% weighting in 2022, 25% in 2021, component of Q1 2020 bonus opportunity) upon which Annual Incentive Plan bonuses have been able to be earned. When measuring Net Sales (as adjusted) performance, target sales are adjusted for changes in currency translation rates in order to create a constant currency view. Net Sales (as adjusted) factors into the computation of “Compensation Actually Paid”, which includes bonuses that were based in part on the Company’s achievement against Net Sales (as adjusted) targets. For more information on the weighting of Net Sales (as adjusted) in the determination of the Company’s 2022 annual incentive plan bonuses, see “Annual Incentive Plan – Bonus Calculation – Target Bonus” on page 34.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison Between Enovis TSR and Peer Group TSR
Over the three-year period measured in the table above, the Company’s TSR has decreased, while the TSR of the S&P 400 Midcap Industrials Index has increased over the same period. Relative TSR performance measured against the S&P 400 Midcap Industrials Index has been included as a performance measure for the Company’s PRSU grants.

Tabular List [Table Text Block]
Most Important Financial Measures
The below tabular list identifies the financial measures We deemed to be the most important financial measures for 2022 for linking the compensation of the Company’s named executive officers to the performance of the Company. For additional information on these measures, please see “Compensation Discussion and Analysis” beginning on page 27.

Most Important Financial Measures
Net Sales (as adjusted)
Adjusted EBITDA
Relative TSR

Total Shareholder Return Amount	$ 85.53	126.36	105.11
Peer Group Total Shareholder Return Amount	132.42	149.62	116.49
Net Income (Loss)	$ (13,292,000)	$ 71,657,000	$ 42,625,000
Company Selected Measure Amount	1,560,000	3,777,000	3,071,000
PEO Name	Mr. Trerotola
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales (as adjusted)
Non-GAAP Measure Description [Text Block]	While the Company considers several financial measures to be important, the CHCM Committee selected Net Sales (as adjusted) as the Company-Selected Measure for 2022. This performance measure may not have been the most important financial measure for years 2021 and 2020 and we may determine a different financial performance measure to be the Company-Selected Measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,964,465	$ 10,720,775	$ 6,330,558
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,329,759)	(702,650)	321,309
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,943,214	637,979	(158,294)
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,402,485)	(8,807,050)	(4,429,992)
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,674,597)	(1,549,997)	(1,443,739)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,196,776	2,856,735	1,895,935
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,334,268)	(153,300)	(159,673)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	972,333	685,740	(269,842)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,519,216)	(2,463,422)	(1,639,643)
Non-PEO NEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (371,778)	$ (484,376)	$ (334,370)